UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620
         Pasadena, CA  91011

13F File Number:  28-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

     /s/ Robert Bender     Pasadena, CA     May 01, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:

Form13F Information Table Value Total:     $ (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMGEN INC                      COM              031162100     5280    91743 SH       SHARED                      0    91743        0
AOL TIME WARNER INC            COM              00184A105     5080   467776 SH       SHARED                      0   467776        0
BED BATH & BEYOND INC          COM              075896100    21226   614535 SH       SHARED                      0   614535        0
BEST BUY INC                   COM              086516101      214     7924 SH       SHARED                      0     7924        0
BROADCOM CORP                  CL A             111320107      663    53719 SH       SHARED                      0    53719        0
BROCADE COMMUNICATIONS SYS I   COM              111621108     1763   361228 SH       SHARED                      0   361228        0
CDW COMPUTER CTRS INC          COM              125129106    15367   376652 SH       SHARED                      0   376652        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104    12411   857703 SH       SHARED                      0   857703        0
CHEESECAKE FACTORY INC         COM              163072101      893    27660 SH       SHARED                      0    27660        0
CHICOS FAS INC                 COM              168615102     5327   266360 SH       SHARED                      0   266360        0
CISCO SYS INC                  COM              17275R102    14797  1139964 SH       SHARED                      0  1139964        0
EBAY INC                       COM              278642103     4242    49730 SH       SHARED                      0    49730        0
EON LABS INC                   COM              29412E100     5922   221805 SH       SHARED                      0   221805        0
FASTENAL CO                    COM              311900104     1973    69995 SH       SHARED                      0    69995        0
HOME DEPOT INC                 COM              437076102     5076   208373 SH       SHARED                      0   208373        0
HPL TECHNOLOGIES INC           COM              40426C105       14    92480 SH       SHARED                      0    92480        0
INTERSIL CORP                  CL A             46069S109      361    23200 SH       SHARED                      0    23200        0
JDS UNIPHASE CORP              COM              46612J101      122    42815 SH       SHARED                      0    42815        0
KOHLS CORP                     COM              500255104    20697   365808 SH       SHARED                      0   365808        0
LEAPFROG ENTERPRISES INC       CL A             52186N106     4703   197293 SH       SHARED                      0   197293        0
MEDTRONIC INC                  COM              585055106    10437   231322 SH       SHARED                      0   231322        0
MICROSOFT CORP                 COM              594918104     6598   272526 SH       SHARED                      0   272526        0
NETWORK APPLIANCE INC          COM              64120L104     9196   821780 SH       SHARED                      0   821780        0
ORACLE CORP                    COM              68389X105    12002  1106252 SH       SHARED                      0  1106252        0
P F CHANGS CHINA BISTRO INC    COM              69333Y108    11257   304244 SH       SHARED                      0   304244        0
PAYCHEX INC                    COM              704326107     6757   245964 SH       SHARED                      0   245964        0
POWER-ONE INC                  COM              739308104     2479   563462 SH       SHARED                      0   563462        0
QUALCOMM INC                   COM              747525103     9036   251008 SH       SHARED                      0   251008        0
SKILLSOFT PLC                  SPONSORED ADR    830928107     1298   489873 SH       SHARED                      0   489873        0
STAPLES INC                    COM              855030102     9455   515807 SH       SHARED                      0   515807        0
STARBUCKS CORP                 COM              855244109    13168   511196 SH       SHARED                      0   511196        0
SYNOPSYS INC                   COM              871607107    10381   243861 SH       SHARED                      0   243861        0
TRIQUINT SEMICONDUCTOR INC     COM              89674K103       36    12621 SH       SHARED                      0    12621        0
TWEETER HOME ENTMT GROUP INC   COM              901167106     1944   407554 SH       SHARED                      0   407554        0
VERISIGN INC                   COM              92343E102     3076   351914 SH       SHARED                      0   351914        0
WATSON PHARMACEUTICALS INC     COM              942683103     8327   289428 SH       SHARED                      0   289428        0
ZORAN CORP                     COM              98975F101     1112    86123 SH       SHARED                      0    86123        0